Capital Leases	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
Capital Leases

14. Capital Leases

The Company holds various capital leases for medical equipment which contain bargain purchase options at the end of the lease terms. The remaining minimum capital lease obligations, with terms in excess of one year subsequent to December 31, 2014, are as follows:

Year ending December 31,
2015	$290
2016	290
2017	254
2018	51
2019	28

Total minimum rentals	913
Less: total amounts representing interest	(83)

Capital lease obligations	$830